State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF | State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Prospectus [Line Items]
Annual Return [Percent]	34.28%	7.96%	9.22%	(19.40%)	(3.57%)	20.09%	17.43%	(15.88%)	38.35%